John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.4%				$1,350,492,902
(Cost $1,329,254,407)
Alabama 1.5%				19,566,014
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,064,863
Black Belt Energy Gas District Series A	5.250	05-01-55	2,180,000	2,359,607
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	506,527
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	2,215,000	2,212,131
Southeast Alabama Gas Supply District Project No. 1, Series A	5.000	08-01-54	5,000,000	5,364,650
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	4,125,000	4,430,311
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	4.697	05-01-53	2,000,000	2,034,869
Southeast Energy Authority, a Cooperative District Series A	5.000	01-01-56	1,500,000	1,593,056
Alaska 0.4%				5,159,942
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,138,016
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,400,000	1,464,092
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	400,000	409,112
State of Alaska Series A, GO (D)	5.000	08-01-35	1,000,000	1,148,722
Arizona 2.6%				34,424,701
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	853,352
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	753,194
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,028,828
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	442,565
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,562,213
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,263,815
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,087,107
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	3,034,059
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	248,191
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	960,000	989,253
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	975,000	996,253
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	524,366
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	605,372
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-40	1,400,000	1,550,009
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	550,000	538,758
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	4,000,000	$3,929,431
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,004,223
Salt River Project Agricultural Improvement & Power District Series A	5.250	01-01-54	4,750,000	5,206,572
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,756,493
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-34	500,000	517,861
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	341,153
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	572,849
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,163,913
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-49	1,000,000	975,494
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-54	500,000	479,377
Arkansas 0.9%				12,238,490
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	550,022
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	2,779,751
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	512,653
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	261,093
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	524,577
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	526,726
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,255,000	1,315,806
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,306,861
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	1,000,000	1,040,480
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,122,739
Fayetteville School District No. 1 Construction Bonds, GO	4.000	02-01-50	1,870,000	1,784,430
Little Rock School District Construction Bonds, GO	3.000	02-01-28	520,000	513,352
California 5.4%				73,367,859
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,163,756
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	5,000,000	5,386,053
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	15,000	15,144
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	11-01-55	4,000,000	4,255,261
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,779,871
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,000,045
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	$191,570
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	145,103
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	2,514,920
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	12,700,000	12,882,492
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	103,466
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	120,070
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	613,746
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	1,005,790
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,558,179
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,996,003
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	265,682
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	645,589
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	648,551
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	510,880
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,000,770
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	510,351
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	510,025
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	800,000	807,511
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,409,342
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,356,170
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,646,282
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	1,016,056
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	320,147
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,037,072
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,098,959
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,542,128
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,192,688
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,714,447
Palmdale Water District Public Financing Authority Series A (C)	4.000	10-01-53	300,000	292,942
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-49	1,000,000	1,000,530
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	$634,406
San Bernardino Community College District Election of 2002, Series D, GO (E)	3.222	08-01-33	1,900,000	1,449,036
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,040,684
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,568,883
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,503,034
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,000,000	1,113,923
Sebastopol Union School District Series B, GO	5.000	08-01-48	555,000	601,839
State of California, GO	3.500	12-01-27	285,000	289,319
State of California, GO	3.650	12-01-28	300,000	305,179
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,603,965
Colorado 3.3%				43,904,839
Aerotropolis Regional Transportation Authority (A)	5.500	12-01-44	2,500,000	2,569,929
Castle Oaks Metropolitan District No. 3, GO (C)	4.000	12-01-50	1,050,000	977,300
City & County of Denver Airport System Revenue Series D, AMT	5.500	11-15-30	2,620,000	2,900,256
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,051,191
City of Boulder Water & Sewer Revenue	4.000	12-01-42	1,000,000	1,010,012
City of Colorado Springs Company Utilities System Revenue Series A	5.250	11-15-54	5,395,000	5,926,653
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,976,930
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,009,771
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-26	350,000	361,874
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-28	1,000,000	1,071,478
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-29	800,000	871,468
Colorado Health Facilities Authority Commonspirit Health, Series A	5.250	12-01-54	500,000	531,486
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	511,584
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,515,671
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,127,403
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,650,123
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,014,689
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,168
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	136,917
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	149,882
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	74,006
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	48,156
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	$16,224
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	45,000	47,008
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	40,000	41,544
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	128,653
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	100,000	100,490
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	1,000,000	1,032,228
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	500,000	521,936
Hunters Overlook Metropolitan District No. 5, GO (C)	4.250	12-01-54	1,000,000	982,062
Park Creek Metropolitan District Series A (C)	5.000	12-01-31	300,000	331,296
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	470,000	523,677
Park Creek Metropolitan District Series A (C)	5.000	12-01-33	425,000	473,302
Park Creek Metropolitan District Series A (C)	5.000	12-01-34	300,000	332,621
Park Creek Metropolitan District Series A (C)	5.000	12-01-35	300,000	331,571
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,442,976
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	1,045,000	1,098,258
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	470,000	426,298
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	400,000	347,708
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	80,371
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	2,925,000	2,821,098
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.250	12-01-54	975,000	933,133
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	5.000	12-01-39	600,000	665,275
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (E)	7.798	12-01-37	2,866,667	1,084,837
Wildwing Metropolitan District No. 5, GO (C)	4.500	12-01-53	400,000	396,326
Connecticut 1.0%				13,641,731
City of West Haven, GO (C)	5.000	02-15-37	100,000	109,725
City of West Haven, GO (C)	5.000	02-15-38	15,000	16,399
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	593,373
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	454,593
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	750,000	750,330
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,485,250
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	352,125
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,539,032
State of Connecticut Series C, GO	4.000	06-01-39	185,000	188,172
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	$1,446,979
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,059,601
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,056,680
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	1,012,984
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,576,488
Delaware 0.4%				6,057,520
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,629,152
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,936,327
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	492,041
District of Columbia 1.2%				15,686,275
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,088,675
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,725,310
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	36,632
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	5,075,632
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	324,071
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,921,576
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.000	07-15-49	150,000	161,100
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.250	07-15-59	4,000,000	4,353,279
Florida 10.3%				139,076,855
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,048
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,513,800
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-34	780,000	798,250
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,006,348
City of Fort Lauderdale Series A	5.000	07-01-53	335,000	354,735
City of Jacksonville Series A	5.000	10-01-32	150,000	171,003
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,856,563
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	470,000	480,943
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,336,692
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,200,000	1,310,274
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,563,765
County of Lee Airport Revenue AMT	5.250	10-01-41	2,000,000	2,190,941
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Lee Airport Revenue AMT	5.250	10-01-42	1,750,000	$1,903,331
County of Lee Airport Revenue AMT (C)	5.250	10-01-43	1,000,000	1,079,861
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,750,516
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,263,134
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,424,019
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-33	3,000,000	3,291,160
County of Miami-Dade Aviation Revenue Series A, AMT (D)	5.500	10-01-55	3,000,000	3,231,057
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,388,415
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,167,339
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,006,340
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	131,051
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	153,280
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	188,459
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	343,134
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,075,950
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-38	550,000	616,299
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-39	1,000,000	1,109,467
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	549,283
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	274,342
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,294,918
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	2,039,089
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,794,242
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	342,134
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	338,289
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	650,303
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	6,250,000	6,320,437
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,075,406
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,061,435
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,753,811
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,051,567
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	$1,022,036
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	831,442
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	419,558
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	462,586
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	474,036
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	501,234
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	533,677
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	3,865,352
Florida Higher Educational Facilities Financial Authority Nova Southeastern University	5.000	04-01-30	890,000	904,837
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,900,000	1,778,657
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.125	12-01-54	500,000	468,011
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	1,030,399
Florida State Board of Governors University Athletics Association, Series A (C)	4.250	10-01-53	1,245,000	1,230,708
Florida State Board of Governors Florida International University Dormitory Revenue Series A (C)	3.000	07-01-35	2,140,000	1,987,485
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	790,000	774,028
Greater Orlando Aviation Authority Airport Facilities Revenue, AMT	5.250	10-01-49	2,500,000	2,664,246
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,605,710
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	1,522,149
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.250	10-01-41	1,200,000	1,320,573
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,884,534
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,662,617
Lee County Industrial Development Authority Shell Point, Series C	5.000	11-15-44	3,445,000	3,613,269
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,362,338
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,020,000	5,043,241
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,013,287
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	350,000	354,733
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	245,000	262,490
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,670,912
North Miami Community Redevelopment Agency	5.000	03-01-32	500,000	546,355
North Miami Community Redevelopment Agency	5.000	03-01-33	1,500,000	1,648,208
North Miami Community Redevelopment Agency	5.000	03-01-35	1,665,000	1,830,829
North Miami Community Redevelopment Agency	5.000	03-01-36	1,600,000	1,757,092
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	$108,720
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,089,516
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,260,000	1,362,488
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,066,469
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,507,363
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,215,215
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,139,045
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,148,767
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	650,344
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	939,513
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	299,778
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,512,467
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,525,000	1,467,391
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(F)	5.875	01-01-33	1,665,000	1,332,000
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	713,511
State Board of Administration Finance Corp. Series A	5.526	07-01-34	4,000,000	4,142,833
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	500,000	500,462
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	405,000	407,914
Georgia 4.0%				53,861,779
Athens Housing Authority University of Georgia Project	4.000	06-15-49	615,000	585,795
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	583,571
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	1,900,000	1,787,047
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	150,882
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	15,059
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,817,248
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,896,504
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,582,713
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	796,708
Development Authority for Fulton County Curran Street Residence Hall Project	5.000	06-15-56	3,000,000	3,179,413
Development Authority for Fulton County Curran Street Residence Hall Project	5.250	06-15-56	700,000	755,191
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	$1,972,975
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,024,635
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,521,468
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	252,023
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	986,224
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,529,078
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,257,321
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,375,000	3,503,469
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,767,069
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	975,000	1,050,814
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	770,242
Main Street Natural Gas, Inc. Series A	5.000	05-01-54	1,500,000	1,607,459
Main Street Natural Gas, Inc. Series A	5.000	06-01-55	4,500,000	4,850,168
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,918,740
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	795,906
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,103,927
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,156,210
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	385,000	362,441
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	265,000	281,479
Hawaii 0.3%				3,733,571
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-36	500,000	582,804
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-37	600,000	695,908
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-38	1,250,000	1,441,078
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,013,781
Illinois 9.2%				123,832,847
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)(D)	5.000	12-01-30	325,000	353,521
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)(D)	5.000	12-01-31	325,000	357,522
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)(D)	5.000	12-01-32	300,000	332,194
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)(D)	5.000	12-01-33	170,000	189,821
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,424,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	$3,598,178
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,142,194
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,076,933
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,891,199
Chicago Board of Education Series B, GO (C)	4.000	12-01-41	1,800,000	1,741,016
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,047,045
Chicago Midway International Airport Series A, AMT	5.000	01-01-34	1,000,000	1,096,265
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	550,556
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-39	2,030,000	2,187,127
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,524,586
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,562,973
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,500,000	2,746,586
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,715,291
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,183,680
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,040,647
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,122,863
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	250,000	278,658
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-44	1,000,000	1,080,267
City of Chicago Wastewater Transmission Revenue Series A (C)	5.250	01-01-48	200,000	214,601
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,107,598
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,103,794
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,099,995
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,096,110
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,018,656
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,157,356
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	790,000	854,095
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	796,455
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	785,000	862,833
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	895,000	990,451
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-39	325,000	354,592
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-40	450,000	488,078
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-41	250,000	269,374
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-42	625,000	$668,534
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-43	550,000	584,540
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-44	410,000	433,581
County of Cook Series B	5.000	11-15-29	225,000	244,921
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	525,000	522,730
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	662,945
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	895,723
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,197,164
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	365,499
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	240,345
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	610,290
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,114,188
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,458,638
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-34	1,150,000	1,179,006
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-44	500,000	501,553
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	663,822
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,081,798
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,505,000	1,492,014
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,511,796
Lake County School District No. 38, GO	5.000	11-01-34	430,000	463,359
Lake County School District No. 38, GO	5.000	11-01-35	350,000	376,562
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series B	5.000	12-15-27	3,345,000	3,393,792
Metropolitan Water Reclamation District of Greater Chicago Series A, GO	4.000	12-01-51	4,635,000	4,346,798
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,055,837
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,053,443
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	114,999
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	756,456
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,951,383
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,066,242
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,355,410
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,232,435
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,462,574
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	$1,539,159
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,681,445
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,302,663
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,426,015
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,602,446
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	1,432,284
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,864,710
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,097,946
State of Illinois Series A, GO	5.000	05-01-40	350,000	361,944
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,759,643
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,187,722
State of Illinois Series B, GO	5.000	05-01-40	500,000	546,373
State of Illinois Series B, GO	5.250	05-01-43	500,000	543,395
State of Illinois Series B, GO	5.250	05-01-44	500,000	539,777
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,960,010
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,826,362
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,063,751
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	602,718
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	4.000	12-01-42	200,000	193,990
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-38	330,000	360,573
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-40	270,000	289,869
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,791,861
Village of Westchester, GO (C)	5.000	12-15-35	800,000	901,140
Village of Westchester, GO (C)	5.000	12-15-36	400,000	448,807
Village of Westchester, GO (C)	5.000	12-15-37	300,000	334,517
Village of Westchester, GO (C)	5.000	12-15-38	550,000	609,806
Village of Westchester, GO (C)	5.000	12-15-39	450,000	494,841
Village of Westchester, GO (C)	5.000	12-15-43	500,000	535,870
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,817,353
Indiana 2.1%				28,720,465
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	515,539
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,948,526
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,665,766
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,327,105
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	740,000	$695,483
Indiana Finance Authority CWA Authority Project. Series 2024-A	5.000	10-01-40	500,000	557,417
Indiana Finance Authority Hendricks Regional Health	4.250	03-01-49	3,680,000	3,487,860
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,315,000	1,403,820
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,272,303
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	3,125,000	3,288,847
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,030,351
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,165,000	188,574
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,166,356
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	501,588
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	841,154
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	870,219
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	352,770
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,180,109
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	330,908
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	642,083
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	220,677
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	280,997
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	310,589
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	226,981
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-34	245,000	279,365
Westfield-Washington Multi-School Building Corp. Series B (C)	5.250	07-15-40	1,000,000	1,135,078
Iowa 0.6%				8,785,178
City of Johnston Certificates of Participation, Series B, GO	3.000	06-01-38	25,000	22,863
County of Polk Series A, GO	3.000	06-01-34	2,245,000	2,125,977
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	539,868
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	564,890
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,370,543
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,186,903
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,042,894
Rock Valley Community School District, GO (C)	4.000	06-01-44	955,000	931,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Kansas 0.4%				$6,031,204
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,563,060
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,341,818
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,135,000	1,126,326
Kentucky 1.2%				16,092,809
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,522,394
Eastern Kentucky University Series A	5.000	04-01-27	480,000	499,115
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	317,525
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	588,455
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	810,758
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,472,359
Kenton County Airport Board Series A, AMT	5.250	01-01-40	1,200,000	1,313,072
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	395,000	360,585
Kentucky Public Energy Authority Series A (D)	5.250	06-01-55	1,500,000	1,598,595
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,244,334
Louisville Water Company Water System Revenue	3.000	11-15-35	2,500,000	2,349,637
University of Kentucky Healthcare Cancer Center Parking Project	4.125	10-01-54	900,000	855,999
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,159,981
Louisiana 1.7%				22,573,360
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,564,433
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	696,995
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,724,613
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,085,000	4,945,015
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,528,951
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,023,631
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	275,000	294,035
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,568,967
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	716,893
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	246,142
St. James Parish NuStar Logistics LP Project (A)	5.850	08-01-41	1,000,000	1,004,488
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	$1,259,197
Maine 0.1%				962,583
City of Lewiston, GO	5.000	03-15-32	860,000	962,583
Maryland 1.6%				21,065,573
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,062,453
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	575,000	605,930
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,030,790
County of Prince George’s Series A, GO	5.000	08-01-44	6,945,000	7,711,360
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,086,503
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	548,524
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	552,639
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	522,460
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,272,586
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	886,240
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,955,000	4,786,088
Massachusetts 3.6%				48,862,189
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,278,972
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,700,000	2,809,745
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-51	2,205,000	2,131,102
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,165,000	3,165,515
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	540,000	508,874
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	2,000,000	2,109,727
Massachusetts Development Finance Agency Boston University Issue, Series B-1 (D)	5.000	10-01-32	3,500,000	4,023,608
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	150,000	153,039
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,076,832
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,497,215
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (A)	5.250	12-01-30	1,400,000	1,404,572
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	850,000	852,765
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	865,000	919,739
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	763,256
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,076,116
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	2,000,000	$2,034,883
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	560,000	562,054
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	620,000	636,007
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	4,000,000	4,042,499
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,154,158
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	77,765
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	5,130,000	5,303,056
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	433,555
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-29	200,000	216,733
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-30	200,000	220,013
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-31	200,000	222,935
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	125,000	140,950
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,037,920
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,015,768
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	400,000	425,938
Northeast Metropolitan Regional Vocational School District, GO	4.000	05-15-54	3,325,000	3,195,818
Town of Watertown, GO	4.000	06-15-47	1,390,000	1,371,060
Michigan 2.4%				32,961,896
City of Detroit, GO	5.000	04-01-26	660,000	671,945
City of Detroit, GO	5.000	04-01-30	800,000	864,676
City of Detroit, GO	5.500	04-01-32	295,000	322,521
City of Detroit, GO	5.500	04-01-33	470,000	512,588
City of Detroit, GO	5.500	04-01-34	330,000	359,200
City of Detroit, GO	5.500	04-01-39	1,290,000	1,382,953
City of Grand Rapids, GO	5.000	04-01-46	1,060,000	1,135,098
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,000,000	1,131,783
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,285,000	1,434,985
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	785,996
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-40	1,700,000	1,840,785
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,098,733
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	528,634
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,125,684
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,113,540
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	480,011
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	515,000	455,507
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,202,983
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	8,300,000	$7,722,496
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,613,924
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	705,000	684,561
Oakland University Series B	5.000	03-01-34	615,000	685,117
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	2,750,000	2,808,176
Minnesota 0.3%				3,497,686
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	222,990
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	608,043
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	413,169
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	1,680,000	1,619,010
Minnesota Housing Finance Agency Series A	2.950	02-01-46	736,667	634,474
Mississippi 0.6%				7,605,810
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	552,659
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	560,494
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	558,661
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	590,000	656,361
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	750,000	829,192
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,027,684
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	826,541
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,548,780
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,045,438
Missouri 1.5%				19,993,756
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-37	335,000	374,470
City of Kansas City Water Revenue Series A	3.500	12-01-37	3,580,000	3,498,273
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	254,611
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,099,455
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,388,328
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,100,000	2,136,251
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	85,000	85,490
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,064,078
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	1,250,000	1,333,529
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	$1,102,884
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,253,292
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	806,596
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,122,260
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	565,450
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	824,289
Riverview Gardens School District, GO	6.000	04-01-44	165,000	182,295
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	1,900,000	1,899,873
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	1,002,332
Montana 0.3%				3,424,504
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,050,249
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	374,255
Nebraska 0.6%				8,592,539
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	895,000	944,445
Omaha Airport Authority Airport Facilities, AMT (C)	5.000	12-15-36	2,000,000	2,195,602
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,452,492
Nevada 0.8%				11,437,533
Clark County School District Series A, GO	4.000	06-15-43	10,000	9,840
Clark County School District Series A, GO	4.000	06-15-44	450,000	438,162
County of Clark	5.000	07-01-35	180,000	204,725
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,023,408
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	786,637
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,509,150
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,053,856
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-37	300,000	333,128
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-38	1,025,000	1,134,051
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-39	400,000	439,407
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-40	400,000	436,526
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,150,000	2,068,643
New Hampshire 0.5%				7,250,222
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.375	04-01-49	200,000	205,449
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-43	190,000	198,894
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-54	275,000	$282,195
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,273,064
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	928,141
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	10,000	10,107
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	248,300
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	52,384
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	500,000	502,945
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,548,743
New Jersey 1.7%				23,128,669
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-40	750,000	826,492
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-41	500,000	546,180
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-40	840,000	925,671
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-41	860,000	939,429
County of Somerset Series A & C, GO	3.000	07-15-30	250,000	249,903
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,024,824
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,410,479
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	1,000,000	1,160,167
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,152,044
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,140,323
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,316,733
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,315,000	1,347,906
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	552,439
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,830,699
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.448	12-15-31	750,000	593,756
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,100,199
State of New Jersey, GO	2.000	06-01-29	1,795,000	1,682,573
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,305,000	2,328,852
New Mexico 0.1%				1,055,659
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,030,690
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,969
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
New York 4.4%				$58,904,157
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	618,476
Battery Park City Authority Series A	5.000	11-01-49	15,000	15,793
Build NYC Resource Corp. Bay Ridge Preparatory School Project (A)	5.000	09-01-39	1,105,000	1,127,994
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,031,708
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,055,101
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	228,553
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	255,000	217,554
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,353,196
City of New York Series F-1, GO	5.000	03-01-50	1,395,000	1,453,978
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	222,125
City of Yonkers Series F, GO (C)	5.000	11-15-30	80,000	89,621
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	340,827
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	287,443
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	459,307
City of Yonkers Series G, GO (C)	5.000	11-15-31	10,000	11,361
County of Nassau Series B, GO (C)	5.000	07-01-37	635,000	672,622
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,918,258
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	229,060
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	285,188
Dutchess County Local Development Corp. Nuvance Health Issue, Series B (C)	4.000	07-01-49	1,000,000	945,343
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,512,859
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	1,900,000	1,817,746
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	2,000,887
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	515,170
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	375,968
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-54	250,000	265,050
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	4.000	03-01-45	1,000,000	969,099
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	370,760
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	750,000	744,054
New York City Municipal Water Finance Authority Series AA	5.000	06-15-51	900,000	961,933
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	$2,918,433
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	509,190
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,059,864
New York City Transitional Finance Authority Series A-1	5.000	11-01-38	685,000	778,332
New York City Transitional Finance Authority Series D-1	5.000	11-01-38	825,000	932,428
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,739,711
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,502,308
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,364,186
New York State Dormitory Authority Series A	5.250	03-15-52	500,000	542,315
New York State Dormitory Authority Series D	4.000	02-15-39	2,450,000	2,484,738
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	372,819
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	1,000,000	1,112,343
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-39	1,000,000	1,104,446
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	510,725
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,945,210
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	80,000	78,260
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,946,162
New York Transportation Development Corp. John F. Kennedy International Airport Project, AMT	5.000	06-30-60	1,000,000	1,016,336
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,113,002
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	429,124
Onondaga Civic Development Corp. Crouse Health Hospital, Inc.	5.375	08-01-54	1,000,000	924,574
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,022,474
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	114,681
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	516,595
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	430,000	418,566
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	400,000	417,782
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,491,369
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,441,150
North Carolina 0.6%				7,669,175
City of Charlotte Airport Revenue Series A	4.000	07-01-51	15,000	14,485
County of Dare	5.000	06-01-41	250,000	280,273
County of Dare	5.000	06-01-42	250,000	277,665
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
County of Dare	5.000	06-01-43	275,000	$303,055
County of Dare	5.000	06-01-44	250,000	273,465
County of Durham Series A	5.000	06-01-41	1,000,000	1,121,093
County of Macon	4.000	10-01-44	350,000	345,456
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	980,000	1,076,668
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,634
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,303,643
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,516
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	115,239
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,125,983
North Dakota 0.3%				3,979,581
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,625,949
City of Bismarck Series T, GO	3.000	05-01-34	565,000	546,344
City of Bismarck Series T, GO	3.000	05-01-35	315,000	301,997
City of Bismarck Series T, GO	3.000	05-01-36	330,000	313,459
City of Bismarck Series T, GO	3.000	05-01-37	200,000	188,917
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	724,851
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	278,064
Ohio 2.1%				27,974,419
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	862,325
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	906,855
City of Cleveland Series A, GO	5.000	12-01-44	550,000	595,185
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,069,268
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	801,704
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	1,000,000	1,009,416
Columbus Regional Airport Authority John Glenn Columbus International Airport, Series A, AMT	5.000	01-01-35	1,200,000	1,330,703
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	919,902
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	725,807
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	770,813
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	531,346
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	532,215
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,078,380
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	523,692
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	$1,115,608
County of Montgomery Solvita Project	5.000	09-01-38	1,070,000	1,163,840
County of Montgomery Solvita Project	5.250	09-01-40	360,000	393,996
County of Montgomery Solvita Project	5.250	09-01-42	360,000	388,888
County of Montgomery Solvita Project	5.250	09-01-43	400,000	429,816
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	521,931
Cuyahoga Falls City School District Certificates of Participation (C)	5.000	12-01-38	325,000	341,264
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,611,894
Miami University Series A	5.000	09-01-33	1,055,000	1,177,761
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,012,429
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,067,707
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	748,128
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	685,812
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	650,000	652,598
University of Cincinnati Series A	5.000	06-01-44	5,000	5,136
Oklahoma 0.8%				11,257,588
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	858,909
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,083,440
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,860,060
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,205,669
Oklahoma Turnpike Authority Series B (D)	5.000	01-01-37	1,000,000	1,134,897
Oklahoma Water Resources Board Clean Water Program	5.000	04-01-39	115,000	130,524
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	521,592
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,005,000	939,372
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,018,098
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	505,027
Oregon 0.6%				8,684,967
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-54	1,200,000	1,251,643
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,290,000	1,252,148
City of Newport Series B, GO (C)(E)	3.125	06-01-27	190,000	177,093
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,070,000	$1,081,982
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	2,007,111
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	186,961
Salem-Keizer School District No. 24J, GO (E)	3.484	06-15-29	1,105,000	951,870
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	30,000	31,230
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	194,089
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,027,539
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	523,301
Pennsylvania 3.8%				50,570,797
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-42	1,250,000	1,349,208
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	900,000	964,780
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	717,444
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,140,000	3,256,588
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	518,000	516,631
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,500,000	3,264,104
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,174,484
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,018,678
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,268,666
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,220,979
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	545,000	514,439
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	542,994
County of Lackawanna, GO (C)	4.000	09-15-35	450,000	449,280
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	208,846
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,050,000	1,093,515
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,633,712
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	20,000	21,724
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	75,000	84,087
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	195,000	219,461
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	575,000	578,336
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,420,000	1,424,484
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,635,451
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	$1,122,953
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	731,528
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,498,857
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	450,000	455,234
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,000,000	1,012,605
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,500,000	2,667,427
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-44	1,880,000	2,043,101
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-2	4.375	11-01-54	1,000,000	956,218
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,041,721
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	275,109
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	279,813
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	283,850
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	286,045
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	286,249
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	171,123
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	284,124
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,265,055
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	670,213
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,187,325
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	205,000	203,248
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,057,273
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,665,317
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (C)	5.000	02-01-34	1,895,000	2,086,726
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	1,530,000	1,613,945
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	250,000	267,847
Puerto Rico 1.2%				16,219,021
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	2.480	11-01-43	8,982,646	5,647,838
Puerto Rico Commonwealth Series A, GO (E)	4.165	07-01-33	109,001	77,186
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	85,305
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	76,300
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	$64,917
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	85,511
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	84,178
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	47,101	47,361
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,767
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	99,065
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	99,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.511	07-01-31	2,989,000	2,394,408
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,000,784
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.359	07-01-51	1,400,000	347,037
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.550	07-01-40	5,000,000	5,011,649
Rhode Island 0.6%				7,966,019
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,101,161
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-48	1,000,000	1,058,901
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	1,416,891
Rhode Island Health and Educational Building Corp. Town of Middleton, Series F	4.125	05-15-54	750,000	722,844
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	290,000	290,855
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	400,000	400,534
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,176,534
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	200,000	217,260
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,580,000	1,581,039
South Carolina 2.3%				30,559,665
Charleston County Airport District Series A, AMT	5.250	07-01-41	700,000	765,373
Charleston County Airport District Series A, AMT	5.250	07-01-42	1,000,000	1,085,714
Charleston County Airport District Series A, AMT	5.250	07-01-43	1,215,000	1,310,901
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,000,000	1,073,385
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	35,000	39,992
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	284,717
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	340,357
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	730,000	783,936
Corp. ForGreer City Improvement Projects, Series A	4.000	09-01-45	1,465,000	1,414,309
Corp. ForGreer City Improvement Projects, Series A	4.125	09-01-49	595,000	575,607
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	$745,980
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-43	350,000	346,507
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	1,245,770
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.375	09-01-54	135,000	135,023
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,217,187
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,096,927
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	844,988
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	1,055,564
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,980,665
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	126,930
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.500	06-01-51	4,000,000	600,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-41	2,500,000	2,795,221
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-34	1,350,000	1,433,347
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	2,500,000	2,523,556
South Carolina Public Service Authority Santee Cooper, Series B (C)	5.000	12-01-54	1,700,000	1,793,428
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,600,244
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	298,674
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	249,525
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	645,838
Tennessee 2.7%				35,852,338
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (C)	5.000	12-01-34	500,000	573,584
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	513,971
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	512,403
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	364,092
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc. Project, Series A	4.250	08-15-54	1,500,000	1,416,446
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	800,000	913,052
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	2,000,000	2,312,328
Industrial Development Board of the City of Kingsport Domtar Project, AMT (A)	5.250	12-01-54	3,850,000	3,895,784
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,569,312
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	$1,643,204
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	878,918
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,450,403
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,128,303
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,226,970
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,075,338
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-44	3,000,000	2,966,042
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,728,876
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,737,581
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	944,157
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,001,574
Texas 10.1%				135,265,670
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	121,722
Arlington Higher Education Finance Corp. Leadership Prep School	4.125	06-15-54	450,000	435,634
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	1,000,000	981,894
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	161,089
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	140,126
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	109,132
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	132,248
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	132,377
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,057,612
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,900,000	1,615,000
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	313,442
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	503,692
Central Texas Turnpike System Second Tier, Series C	5.000	08-15-38	1,000,000	1,129,509
City of Arlington Water & Wastewater System Revenue	3.000	06-01-35	670,000	644,978
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	120,000	120,131
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	475,086
City of Denton, GO	4.000	02-15-49	895,000	851,197
City of Denton, GO	5.000	02-15-43	1,425,000	1,441,412
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	$1,628,511
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	1,000,308
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	1,500,000	1,606,819
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	5,000,000	5,377,239
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,000,000	1,081,434
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-39	1,500,000	1,621,619
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,533,808
City of Hutto, GO (C)	4.125	08-01-49	1,000,000	956,160
City of Hutto, GO (C)	4.250	08-01-54	1,475,000	1,432,481
City of Pearland Series C, GO	5.000	09-01-44	850,000	925,931
City of San Antonio Electric and Gas Revenue, Series B	5.000	02-01-54	1,000,000	1,060,545
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,644,769
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	776,929
Clifton Higher Education Finance Corp. International Leadership of Texas	4.000	08-15-42	1,000,000	996,063
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	993,650
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-39	1,000,000	1,097,078
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,519,398
Comal Independent School District, GO	3.000	02-15-40	1,000,000	904,065
County of Fort Bend, GO	5.250	03-01-53	900,000	974,702
County of Harris Toll Road Revenue Series A	4.000	08-15-49	2,900,000	2,776,213
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,250,000	3,584,097
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	302,718
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	102,790
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	950,000	1,000,669
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,167,340
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	420,000	407,706
Fort Bend Independent School District Series A, GO	4.000	08-15-49	1,175,000	1,138,711
Frisco Independent School District, GO	4.000	02-15-54	600,000	572,657
Gulf Coast Authority Series B	5.000	10-01-32	450,000	508,731
Gulf Coast Authority Series B	5.000	10-01-33	520,000	591,678
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,666
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-32	1,700,000	1,647,949
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-34	1,950,000	$1,854,518
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-36	1,945,000	1,805,382
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-38	1,940,000	1,743,275
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-35	1,000,000	941,310
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-37	1,115,000	1,023,520
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-33	1,490,000	1,425,378
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	1,375,000	1,287,189
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	930,000	889,665
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-35	1,130,000	1,057,835
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	618,058
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	763,933
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	755,142
Harris County Municipal Utility District No. 503, GO (C)	3.250	09-01-34	110,000	106,561
Harrisburg Redevelopment Authority (C)	5.000	09-01-31	300,000	329,288
Harrisburg Redevelopment Authority (C)	5.000	09-01-32	250,000	277,196
Harrisburg Redevelopment Authority (C)	5.000	09-01-33	300,000	335,241
Harrisburg Redevelopment Authority (C)	5.000	09-01-34	275,000	309,173
Harrisburg Redevelopment Authority (C)	5.000	09-01-35	500,000	559,088
Harrisburg Redevelopment Authority (C)	5.000	09-01-36	550,000	611,219
Highway 380 Municipal Management District No. 1, GO (C)	3.000	05-01-37	1,105,000	1,018,310
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	195,000	189,628
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,020,298
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,347
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,905,000	1,943,929
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,115,000	2,103,802
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	353,567
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	368,536
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	789,900
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	25,000	26,507
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	225,000	244,893
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,086,834
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	777,005
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,080,449
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	1,758,400
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	2,200,000	2,036,191
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	773,272
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,056,479
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	1,750,000	1,829,824
Prosper Independent School District, GO	4.000	02-15-52	25,000	23,960
Spring Independent School District School Building, GO	5.000	08-15-42	45,000	45,892
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,475,353
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	$663,543
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,270,553
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,500,000	3,574,134
Tarrant Regional Water District City of Dallas Project (D)	4.250	09-01-55	7,500,000	7,367,888
Tarrant Regional Water District Water Supply System Revenue	4.000	03-01-54	1,145,000	1,080,490
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	911,111
Texas Municipal Gas Acquisition & Supply Corp. IV Series B	5.500	01-01-54	10,000,000	11,147,064
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,700,131
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,611,118
Texas Tech University System Series A	5.000	02-15-34	5,000	5,708
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,264,663
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	529,038
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	987,167
Utah 0.7%				9,729,278
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,130,141
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,079,964
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.125	06-15-54	500,000	499,107
University of Utah Series B	5.250	08-01-48	1,015,000	1,109,425
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	965,873
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,128,886
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	403,233
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,185,664
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	247,117
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	106,650
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	108,431
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	110,133
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,653
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	33,902
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	509,099
Vermont 0.3%				4,494,628
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	490,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Vermont (continued)
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	$564,534
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,515,000	2,412,935
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	970,000	1,026,534
Virgin Islands 0.6%				8,500,405
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,521,498
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,899,296
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,079,611
Virginia 2.5%				33,763,089
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,721,922
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,083,131
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,008,454
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,093,721
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-34	1,600,000	1,825,764
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-35	1,900,000	2,160,215
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-36	1,395,000	1,580,338
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-37	1,250,000	1,411,872
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-38	1,000,000	1,127,174
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,811,814
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,554,862
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,014,182
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,013,231
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,701,230
Virginia College Building Authority Higher Education Financing, Series C	3.000	09-01-34	20,000	19,233
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	3,068,992
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	676,789
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	136,746
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	809,481
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,981,910
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	45,000	43,557
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	954,704
34	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Williamsburg Economic Development Authority William & Mary Project, Series A (C)	4.375	07-01-63	1,000,000	$987,288
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	976,479
Washington 2.2%				29,404,807
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	720,754
City of Tacoma Series B, GO	3.000	12-01-34	2,275,000	2,174,115
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-40	750,000	831,604
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-41	550,000	605,556
County of King Sewer Revenue	5.000	07-01-49	1,950,000	1,997,655
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,074,766
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)(D)	5.000	12-01-32	200,000	222,416
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)(D)	5.000	12-01-34	1,245,000	1,399,564
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,659,498
Port of Seattle Series B, AMT	5.250	07-01-39	9,585,000	10,554,405
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	329,335
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	360,084
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	526,181
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	161,565
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	214,374
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,167,463
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	888,700
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	943,246	891,176
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	2,536,400
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,089,196
West Virginia 0.9%				11,902,886
County of Ohio The Highlands Project	5.000	06-01-33	400,000	422,594
County of Ohio The Highlands Project	5.250	06-01-44	750,000	773,302
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	737,620
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,032,707
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,207,642
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,141,290
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	1,018,408
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,569,323
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 2.7%				$36,390,776
County of Milwaukee Series B, GO	0.050	08-01-38	735,000	422,842
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	400,826
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	488,380
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	484,675
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	217,036
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,590,000	2,498,706
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	445,000	424,038
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	52,075
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,085,583
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	1,067,537
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,535,086
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,387,811
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,029,892
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,610,000	2,623,844
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (A)	4.000	07-15-34	1,000,000	988,561
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	500,000	427,307
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	750,000	666,877
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	400,000	337,762
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,023,963
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,943,813
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-37	1,000,000	939,362
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-38	1,110,000	1,025,641
State of Wisconsin Series 1, GO	5.000	05-01-33	1,900,000	2,198,817
State of Wisconsin Series 1, GO	5.000	05-01-34	1,625,000	1,897,470
State of Wisconsin Series 1, GO	5.000	05-01-35	1,000,000	1,178,507
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	881,407
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,074,042
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	182,777
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	450,000	317,879
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,089
36	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	$937,933
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,185,276
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,073
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	1,000,000	999,889
Wyoming 0.4%				4,809,578
County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	5,220,000	4,809,578

	Shares	Value
Closed-end funds 0.2%		$3,256,000
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	766,500
BlackRock MuniYield Fund, Inc.	125,000	1,360,000
PIMCO Municipal Income Fund III	150,000	1,129,500

	Yield (%)	Shares	Value
Short-term investments 1.5%			$19,864,015
(Cost $19,862,710)
Short-term funds 1.5%
John Hancock Collateral Trust (G)	4.3522(H)	1,985,667	19,864,015
Total investments (Cost $1,352,336,261) 102.1%			$1,373,612,917
Other assets and liabilities, net (2.1%)			(28,169,611)
Total net assets 100.0%			$1,345,443,306

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 2-28-25.

Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	5.3
Assured Guaranty Municipal Corp.	4.3
Assured Guaranty Corp.	1.9
National Public Finance Guarantee Corp.	0.2
California Mortgage Insurance	0.1
TOTAL	11.8
The fund had the following sector composition as a percentage of total investments on 2-28-25:
General obligation bonds	15.4%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	37

Revenue bonds	82.9%
Other revenue	20.1%
Health care	18.9%
Education	8.9%
Airport	8.8%
Development	8.4%
Utilities	5.3%
Water and sewer	4.6%
Transportation	3.7%
Housing	2.2%
Pollution	1.1%
Tobacco	0.6%
Facilities	0.3%
Closed-end funds	0.3%
Short-term investments	1.4%
TOTAL	100.0%
38	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,550	Short	Jun 2025	$(171,805,224)	$(172,195,313)	$(390,089)
						$(390,089)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	39

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,350,492,902	—	$1,350,492,902	—
Closed-end funds	3,256,000	$3,256,000	—	—
Short-term investments	19,864,015	19,864,015	—	—
Total investments in securities	$1,373,612,917	$23,120,015	$1,350,492,902	—
Derivatives:
Liabilities
Futures	$(390,089)	$(390,089)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,985,667	$12	$220,615,097	$(200,753,970)	$1,571	$1,305	$332,004	—	$19,864,015
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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